Accumulated Other Comprehensive Income / (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	$ (6.8)	$ (24.2)	$ (0.1)
Other comprehensive income before reclassifications	14.9	13.2	(24.2)
Amounts reclassified from accumulated other comprehensive income - net of tax provision (benefit)	3.5	4.2	0.1
Amounts reclassified from accumulated other comprehensive income, tax provision	2.9	2.8	0
Amounts reclassified from accumulated other comprehensive income, tax benefit	(0.5)
Net current-period other comprehensive income	18.4	17.4	(24.1)
Balance at the end of the period	11.6	(6.8)	(24.2)
Foreign Currency Translation
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	0.4	(17.9)	(12.1)
Other comprehensive income before reclassifications	11.9	18.3	(5.8)
Amounts reclassified from accumulated other comprehensive income - net of tax provision (benefit)	(0.9)
Net current-period other comprehensive income	11.0	18.3	(5.8)
Balance at the end of the period	11.4	0.4	(17.9)
Other
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(7.2)	(6.3)	12.0
Other comprehensive income before reclassifications	3.0	(5.1)	(18.4)
Amounts reclassified from accumulated other comprehensive income - net of tax provision (benefit)	4.4	4.2	0.1
Net current-period other comprehensive income	7.4	(0.9)	(18.3)
Balance at the end of the period	$ 0.2	$ (7.2)	$ (6.3)